Covered Assets and Indemnification Asset (Details 2) (Covered loans, PCI loans, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Covered loans | PCI loans
Carrying value and the outstanding contractual balance of the covered PCI loans
Carrying amount	$ 651,927	$ 729,156
Outstanding balance	940,972	1,022,514
Changes in the accretable yield for the covered PCI loans
Balance, beginning of period	156,548
Additions		167,974
Increases in expected cash flows		3,492
Disposals of loans		4,407
Accretion	(16,050)	(19,325)
Balance, end of period	$ 176,469	$ 156,548